Document and Entity Information	Oct. 21, 2026
Document and Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001156039
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Elevance Health, Inc.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-16751
Entity Tax Identification Number	35-2145715
Entity Address, Address Line One	220 Virginia Ave
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	833
Local Phone Number	401-1577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	ELV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false